UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C.  20549

			Form 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Nadler Financial Group, Inc.
Address:	570 Lake Cook Road, Suite 120
		Deerfield, IL 60015


Form 13F File Number:  28-14666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michael A. Nadler
Title: 	President, CCO
Phone:	(847) 940-4040

Signature, Place, and Date of Signing:

/s/ Michael A. Nadler 	Deerfield, Illinois	April 23, 2012
-----------------------	---------------------	-------------------------
[Signature]		[City, State]			[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81


Form 13F Information Table Value Total:	$130,016
					---------
					(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

					NADLER FINANCIAL GROUP, INC.
					FORM 13F INFORMATION TABLE
					QUARTER ENDED MARCH 31, 2012


				TITLE OF			VALUE		SHRS OR	SH/   PUT/	INV.	OTHER	VOTING
ISSUER				CLASS		CUSIP		(x$1000) 	PRN AMT	PRN   CALL	DISC.	MGR	AUTH.
----------------------------	--------	---------	--------	-------	---   ----	-----	-----	------

3M COMPANY			COM		88579Y101	 $267 	 	2,997 	SH		SOLE		NONE
A T & T INC NEW			COM		00206R102	 $633 		 20,277 SH		SOLE		NONE
ABBOTT LABORATORIES		COM		002824100	 $509 		 8,304 	SH		SOLE		NONE
AETNA INC NEW			COM		00817Y108	 $598 		 11,929 SH		SOLE		NONE
ALTRIA GROUP INC		COM		02209S103	 $237 		 7,670 	SH		SOLE		NONE
AMAZON COM INC			COM		023135106	 $435 		 2,150 	SH		SOLE		NONE
APPLE INC			COM		037833100	 $3,943 	 6,576 	SH		SOLE		NONE
BAXTER INTERNATIONAL INC	COM		071813109	 $279 		 4,670 	SH		SOLE		NONE
BERKSHIRE HATHAWAY B NEW CLASS BCOM		084670207	 $602 	 	7,422 	SH		SOLE		NONE
BIOSANTE PHARMA INC NEW		COM NEW		09065V203	 $14 		 20,000 SH		SOLE		NONE
BRISTOL-MYERS SQUIBB CO		COM		110122108	 $225 		 6,679 	SH		SOLE		NONE
CATERPILLAR INC			COM		149123101	 $401 		 3,767 	SH		SOLE		NONE
CHEVRON CORPORATION		COM		166764100	 $394 		 3,671 	SH		SOLE		NONE
CISCO SYS INC			COM		17275R102	 $241 		 11,411	SH		SOLE		NONE
CLAYMORE EXCHANGE TRD FD TR	GUGG BRIC ETF	18383M100	 $210 		 5,330 	SH		SOLE		NONE
CME GROUP INC CL A CLASS A	COM		12572Q105	 $367 	 	1,270 	SH		SOLE		NONE
COCA COLA COMPANY		COM		191216100	 $303 		 4,091 	SH		SOLE		NONE
CONOCOPHILLIPS			COM		20825C104	 $279 	 	3,674 	SH		SOLE		NONE
DEERE & CO			COM		244199105	 $228 		 2,824 	SH		SOLE		NONE
DISNEY WALT CO			COM DISNEY	254687106	 $264 	 	6,032 	SH		SOLE		NONE
EXXON MOBIL CORPORATION		COM		30231G102	 $2,132 	 24,579 SH		SOLE		NONE
FASTENAL CO			COM		311900104	 $292 	 	5,400 	SH		SOLE		NONE
FORD MOTOR COMPANY NEW		COM PAR $0.01	345370860	 $182 		 14,580	SH		SOLE		NONE
GAP INC DEL			COM		364760108	 $207 		 7,926 	SH		SOLE		NONE
GENERAL ELECTRIC COMPANY	COM		369604103	 $613 		 30,527	SH		SOLE		NONE
GOOGLE INC CLASS A		CL A		38259P508	 $478 	 	746 	SH		SOLE		NONE
INTEL CORP			COM		458140100	 $644 	 	22,913 	SH		SOLE		NONE
INTL BUSINESS MACHINES		COM		459200101	 $1,291 	 6,189 	SH		SOLE		NONE
ISHARES TR			DJ SEL DIV INX	464287168	 $585 		 10,452 SH		SOLE		NONE
ISHARES TR			RESIDENT PLS 	464288562	 $693 	 	14,930 	SH		SOLE		NONE
				CAP
ISHARES GOLD TRUST		ISHARES		464285105	 $229 		 14,050 SH		SOLE		NONE
ISHARES INC			MSCI AUSTRALIA	464286103	 $455 	 	19,340 	SH		SOLE		NONE
ISHARES INC			MSCI BRAZIL	464286400	 $381 		 5,891 	SH		SOLE		NONE
ISHARES INC			MSCI CDA INDEX	464286509	 $218 	 	7,705 	SH		SOLE		NONE
ISHARES INC			MSCI PAC J IDX	464286665	 $1,177 	 27,035 SH		SOLE		NONE
ISHARES TR			RUSSELL1000VAL	464287598	 $6,834 	 97,534 SH		SOLE		NONE
ISHARES TR			RUSSELL MCP VL	464287473	 $658 		 13,680 SH		SOLE		NONE
ISHARES TR 			HIGH YLD CORP	464288513	 $211 	 	2,323 	SH		SOLE		NONE
ISHARES TR 			BARCLYS 1-3YR	464288646	 $628 	 	5,980 	SH		SOLE		NONE
				CR
ISHARES TR 			BARCLYS INTER 	464288638	 $297 	 	2,726 	SH		SOLE		NONE
				CR
ISHARES TR			BARCLYS TIPS BD	464287176	 $567 	 	4,818 	SH		SOLE		NONE
ISHARES TR 			RUSSELL1000GRW	464287614	 $14,602 	 220,977SH		SOLE		NONE
ISHARES TR 			S&P LTN AM 40	464287390	 $486 	 	10,194 	SH		SOLE		NONE
ISHARES TR			S&P 500 INDEX	464287200	 $532 	 	3,768 	SH		SOLE		NONE
JOHNSON & JOHNSON		COM		478160104	 $469 		 7,106 	SH		SOLE		NONE
JP MORGAN CHASE & CO		ALERIAN ML ETN	46625H365	 $338 		 8,647 	SH		SOLE		NONE
JPMORGAN CHASE & CO		COM		46625H100	 $300 	 	6,523 	SH		SOLE		NONE
KRAFT FOODS INC			CL A		50075N104	 $251 		 6,604 	SH		SOLE		NONE
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	 $341 	 	7,755 	SH		SOLE		NONE
MC DONALDS CORP			COM		580135101	 $1,279 	 13,035 SH		SOLE		NONE
MCKESSON CORP			COM		58155Q103	 $266	 	 3,030 	SH		SOLE		NONE
MERCK & CO INC NEW		COM		58933Y105	 $232 		 6,041 	SH		SOLE		NONE
MICROSOFT CORP			COM		594918104	 $720 		 22,323 SH		SOLE		NONE
OPKO HEALTH INC			COM		68375N103	 $131 		 27,775 SH		SOLE		NONE
ORACLE CORPORATION		COM		68389X105	 $910 		 31,192 SH		SOLE		NONE
PARK ELECTROCHEMICAL CORP	COM		700416209	 $218 	 	7,200 	SH		SOLE		NONE
PEPSICO INCORPORATED		COM		713448108	 $305 		 4,590 	SH		SOLE		NONE
PFIZER INCORPORATED		COM		717081103	 $684 		 30,206 SH		SOLE		NONE
PHILIP MORRIS INTL INC		COM		718172109	 $617 		 6,967 	SH		SOLE		NONE
POWERSHARES ETF TR II		S&P500 LOW VOL	73937B779	 $1,361 	 50,770 SH		SOLE		NONE
POWERSHS DB MULTI SECT COMM	DB PREC MTLS	73936B200	 $1,314 	 22,535 SH		SOLE		NONE
POWERSHS QQQ TRUST SER 1	UNIT SER 1	73935A104	 $1,164 	 17,234 SH		SOLE		NONE
PROCTER & GAMBLE		COM		742718109	 $673 	 	10,012 	SH		SOLE		NONE
S P D R S&P 500 ETF TR 		TR UNIT		78462F103	 $14,591 	 103,621SH		SOLE		NONE
SOUTHWEST AIRLINES CO		COM		844741108	 $216 		 26,210 SH		SOLE		NONE
SPDR SERIES TRUST		BRCLYS YLD ETF	78464A417	 $401 	 	10,186 	SH		SOLE		NONE
SPDR DOW JONES INDL AVG ETF	UT SER 1	78467X109	 $725 	 	5,500 	SH		SOLE		NONE
SPDR GOLD TRUST			GOLD SHS	78463V107	 $24,341 	 150,139SH		SOLE		NONE
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	 $2,139 	 37,761 SH		SOLE		NONE
SPRINT NEXTEL CORP		COM SER 1	852061100	 $47 	 	16,621 	SH		SOLE		NONE
THE SOUTHERN COMPANY		COM		842587107	 $341 		 7,594 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	INTERMED TERM	921937819	 $337 	 	3,879 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	SHORT TRM BOND	921937827	 $4,029 	 49,784	SH		SOLE		NONE
VANGUARD SPECIALIZED PORTFOL	DIV APP ETF	921908844	 $9,568 	 163,424SH		SOLE		NONE
VANGUARD WORLD FDS		ENERGY ETF	92204A306	 $295 		 2,808 	SH		SOLE		NONE
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT 	922042858	 $7,174 	 165,025SH		SOLE		NONE
				ETF
VERIZON COMMUNICATIONS		COM		92343V104	 $637 	 	16,659 	SH		SOLE		NONE
WAL MART STORES INC		COM		931142103	 $207 		 3,374 	SH		SOLE		NONE
WALGREEN COMPANY		COM		931422109	 $993 		 29,663 SH		SOLE		NONE
WISDOMTREE TRUST		DIV EX-FINL FD	97717W406	 $4,440 	 80,995 SH		SOLE		NONE
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	 $3,138 	 59,260	SH		SOLE		NONE

Total Fair Market Value (in thousands):				 $130,016
